Equity Incentive Plans & Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Plan Activity

Activity under the Company’s stock option plans is set forth below:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term
	(In thousands)	(Per Share Data)	(Years)
Outstanding as of December 31, 2022	33	$283.50	7.3
Granted	—	$—
Exercised	(4)	$136.50
Forfeited or expired	(4)	$152.25
Outstanding as of December 31, 2023	25	$320.25	6.2
Options vested and expected to vest as of December 31, 2023	25	$320.25
Vested and exercisable as of December 31, 2023	24	$325.50

Outstanding as of December 31, 2023	25	$320.25	6.2
Granted	—	$—
Exercised	(3)	$94.50
Forfeited or expired	(4)	$242.25
Outstanding as of December 31, 2024	18	$380.70	5.0
Options vested and expected to vest as of December 31, 2024	18	$380.70
Vested and exercisable as of December 31, 2024	18	$380.10

Schedule of Nonvested Restricted Stock Units Activity

The following table summarizes outstanding and expected to vest RSUs as of December 31, 2024 and 2023 and their activity during the year ended December 31, 2024 and 2023:

	Number of Shares	Weighted-Average Grant Date Fair Value	Aggregate Intrinsic Value
	(In thousands)	(Per Share Data)	(In thousands)
Balance as of December 31, 2022	19	$2,352.00	$17,202
Granted	41	807.90	33,070
Released	(11)	1,689.75	9,148
Cancelled	(11)	1,852.80	7,773
Balance as of December 31, 2023	38	$1,020.00	$7,940
Expected to vest as of December 31, 2023	38	$1,020.00	$7,940

Balance as of December 31, 2023	38	$1,020.00	$7,940
Granted	32	49.35	1,549
Released	(38)	428.10	1,276
Cancelled	(19)	808.65	1,050
Balance as of December 31, 2024	13	$714.30	$132
Expected to vest as of December 31, 2024	13	$714.30	$132

Schedule of Stock-Based Compensation Expense Included in Cost of Revenue

The following sets forth the total stock-based compensation expense by type of award included in operating expenses on the statements of operations:

	December 31,
	2024	2023
	(In thousands)
Restricted stock units	$9,637	$16,575
Stock options	121	515
Earnout shares - employees	3,958	5,783
	$13,716	$22,873

The following sets forth the total stock-based compensation expense for the stock options, RSUs, and earnout shares - employees included in operating expenses on the statements of operations:

	December 31,
	2024	2023
	(In thousands)
Research and development	$4,256	$11,415
Selling and marketing	2,708	5,689
General and administrative	6,752	5,769
	$13,716	$22,873

The following sets forth the total stock-based compensation expense by type of award included in cost of revenue in the statements of operations:

	December 31,
	2024	2023
	(In thousands)
Restricted stock units	$1,644	$1,995
Stock options	4	63
	$1,648	$2,058

The following sets forth the total stock-based compensation expense for the stock options, and RSUs included in cost of revenue on the statements of operations:

	December 31,
	2024	2023
	(In thousands)
Cost of 3D Printer	$999	$1,622
Cost of support services	649	436
	$1,648	$2,058

Schedule of Stock-Based Compensation Expense Included in Cost of Revenue

The following sets forth the total stock-based compensation expense by type of award included in cost of revenue in the statements of operations:

	December 31,
	2024	2023
	(In thousands)
Restricted stock units	$1,644	$1,995
Stock options	4	63
	$1,648	$2,058

The following sets forth the total stock-based compensation expense for the stock options, and RSUs included in cost of revenue on the statements of operations:

	December 31,
	2024	2023
	(In thousands)
Cost of 3D Printer	$999	$1,622
Cost of support services	649	436
	$1,648	$2,058